Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	96 Months Ended
	May 31, 2016	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000169568
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Moerus Worldwide Value Fund - Class N
C000169569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Without Sales Load [Member] | C000169568
Average Annual Return [Line Items]
Average Annual Return, Percent		19.97%	36.12%	11.61%	8.39%
Without Sales Load [Member] | C000169569
Average Annual Return [Line Items]
Average Annual Return, Percent		20.07%	36.39%	11.91%	8.66%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent		14.10%	23.56%	11.68%	10.69%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent		14.10%	23.56%	11.68%	10.69%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		11.11%	16.74%	6.81%	6.78%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		11.11%	16.74%	6.81%	6.78%